Fair Value Measurements - Additional Information (Detail) - USD ($)	Mar. 07, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Transfer between level 1 and level 2 assets		$ 0	$ 0	$ 0
Guarantee liabilities in other current liabilities		$ 0	$ 1,200,000
Term Loan Agreement [Member] | Capital Royalty Warrant [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Warrants life	10 years
Warrants issue to purchase common stock	193,788
Warrants exercise price	$ 23.50
Capital royalty warrant value	$ 3,300,000